FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
NOTE 4:-	FIXED ASSETS, NET

	December 31,
	2015	2014
	US Dollars in thousands
Cost:
Machinery and equipment	35,604	36,735
Leasehold improvements	8,525	8,542
Motor vehicles	45	45
Office furniture and equipment	1,356	1,472

	45,530	46,794
Accumulated depreciation:
Machinery and equipment	(27,489)	(28,896)
Leasehold improvements	(6,695)	(6,469)
Motor vehicles	(35)	(33)
Office furniture and equipment	(1,244)	(1,326)
	(35,463)	(36,724)

Depreciated cost	10,067	10,070

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 were $1,731, $1,813 and $1,827, respectively.